Expenses by category (Details) - CHF (SFr) SFr in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development [Abstract]
Operating expenses									SFr 32,921	SFr 23,822	SFr 18,767
Payroll expenses									10,662	8,552	6,450
Share-based compensation									694	289	557
Total research and development expenses	SFr 12,129	SFr 11,546	SFr 10,533	SFr 10,069	SFr 10,176	SFr 8,195	SFr 6,838	SFr 7,454	44,277	32,663	25,774
General and Administration [Abstract]
Operating expenses									4,903	3,857	3,168
Payroll expenses									5,740	4,984	3,969
Share-based compensation									1,824	1,290	759
Total general and administrative expenses	3,761	2,930	3,065	2,711	3,058	2,519	2,168	2,386	12,467	10,131	7,896
Financial Result, net [Abstract]
Interest income/ (expense)									(269)	184	36
Foreign currency remeasurement gain/(loss), net									(1,194)	(4,049)	3,443
Other finance income/(expense)									62	(7)	(119)
Finance result, net	SFr (191)	SFr (1,345)	SFr 427	SFr (292)	SFr 976	SFr 847	SFr (4,074)	SFr (1,621)	SFr (1,401)	SFr (3,872)	SFr 3,360